UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05617

Taiwan Greater China Fund

(Exact name of registrant as specified in charter)

Bank Tower, Room 1001
205 Dun Hua North Road
Taipei 105, Taiwan
Republic of China
(Address of principal executive offices)           (Zip code)

Citigate Financial Intelligence
111 River Street, Suite 1001
Hoboken, New Jersey 07030
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-343-9567

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

TAIWAN GREATER CHINA FUND
Schedule of Investments (Unaudited) / September 30, 2004

COMMON STOCKS — 97.82%

			% of	Market Value
Automobile — 2.82%			Net Assets	(U.S. Dollars)
181,528	shs.	Tong Yang Industry Co., Ltd.	0.26	$ 275,091
1,286,885		Yulon Motor Co., Ltd.	1.30	1,355,652
1,071,000		China Motor Corp.	1.26	1,311,017
				2,941,760

Cement — 2.21%
2,012,290		Taiwan Cement Corp	1.07	1,113,202
1,912,090		Asia Cement Corporation	1.14	1,192,806
				2,306,008

Chemicals — 0.49%
844,000		Eternal Chemical Co., Ltd.	0.49	514,089

Communications Equipment — 2.08%
947,748		D-Link Corp.	1.00	1,040,225
527,450		Zyxel Communications Corp	1.08	1,125,239
				2,165,464

Computer Systems & Hardware — 18.10%
2,718,417		Hon Hai Precision Industry Co., Ltd.	8.98	9,358,957
1,076,284		Compal Electronics Inc	1.02	1,067,290
751,600		Elitegroup Computer Systems Co., Ltd	0.25	260,972
781,286		Acer Inc	1.02	1,057,532
800,550		Inventec Corp	0.38	391,041
2,287,000		Asustek Computer Inc.	4.81	5,013,580
201,950		Giga-Byte Technology Co., Ltd.	0.24	248,397
761,743		Quanta Computer Inc.	1.26	1,311,263
73,166		Advantech Co., Ltd.	0.14	149,630
				18,858,662

Electrical & Machinery — 2.70%
861,000		Teco Electric & Machinery Co., Ltd.	0.24	257,155
5,209,000	*	Walsin Lihwa Corp.	2.46	2,559,743
				2,816,898

Electronic Components — 3.60%
447,150		Delta Electronics Inc.	0.60	624,989
755,996		Wus Printed Circuit Co., Ltd.	0.33	347,032
3,356,000	*	Yageo Corp.	1.21	1,259,093
109,909		Merry Electronics Co., Ltd.	0.23	237,709
89,800		Catcher Technology Co., Ltd.	0.24	251,030
108,400		Largan Precision Co., Ltd.	0.73	762,347
230,347		Tripod Technology Corp.	0.26	264,346
				3,746,546
Schedule of Investments (Cont'd.)

Electronics — 0.48%
349,000	shs.	Synnex Technology International Corp.	0.48	$ 498,073

Flat-Panel Displays — 7.97%
3,531,000		AU Optronics Corp	4.25	4,426,218
3,897,000	*	Chunghwa Picture Tubes, Ltd.	1.60	1,668,472
1,375,913		Chi Mei Optoelectronics Corp	1.67	1,732,847
918,000	*	Quanta Display Inc.	0.45	470,021
				8,297,558

Food — 2.12%
4,567,000		Uni-President Enterprise Corp.	2.12	2,203,943

Glass — 0.34%
409,160		Taiwan Glass Ind. Corporation.	0.34	358,786

ODM — Peripherals — 8.46%
1,067,000		CMC Magnetics Corp.	0.51	527,472
3,469,009		Ritek Inc.	1.32	1,372,945
3,207,700		BenQ Corp.	3.19	3,322,476
3,350,300		Lite-on Technology Corp.	3.00	3,125,133
598,200		Premier Image Technology Corp.	0.44	461,183
				8,809,209

Plastics — 13.46%
2,074,980		Formosa Plastics Corp	3.11	3,236,050
3,425,920		Nan Ya Plastics Corp.	4.79	4,990,085
1,060,000		Taiwan Styrene Monomer Corp.	0.74	776,660
2,916,320		Formosa Chemicals & Fiber Corp.	4.82	5,020,148
				14,022,943

Retailing — 0.47%
332,512		President Chain Store Corp.	0.47	488,240

Rubber — 1.65%
1,401,160		Cheng Shin Rubber Ind. Co., Ltd.	1.65	1,715,168

Semiconductors — 13.96%
7,487,640	*	United Microelectronics Corp.	4.34	4,516,732
1,095,314	*	Advanced Semiconductor Engineering, Inc	0.70	728,404
707,100		Siliconware Precision Industries Co., Ltd.	0.47	484,800
5,821,614		Taiwan Semiconductor Manufacturing Co., Ltd.	7.12	7,417,487
1,491,000	*	Via Technologies Inc.	0.83	868,697
181,600		Sunplus Technology Co., Ltd	0.25	258,100
100,400		Novatek Microelectronics Corp.	0.25	265,890
				14,540,110

Steel & Other Metals — 8.54%
8,758,260		China Steel Corp.	8.54	8,891,242
TAIWAN GREATER CHINA FUND
Schedule of Investments (Unaudited) (continued) / September 30, 2004

Textiles — 0.56%
864,256	shs.	Far Eastern Textile Ltd.	0.56	$ 587,462

Transportation — 3.73%
1,247,620		Evergreen Marine Corp. (Taiwan) Ltd.	1.17	1,222,509
1,713,227		Yang Ming Marine Transport Corp	1.48	1,537,589
791,600		China Airlines Ltd.	0.38	393,657
461,150		Wan Hai Lines Ltd.	0.43	450,511
727,602	*	Eva Airways Corp	0.27	282,614
				3,886,880

Other — 4.08%
2,499,326		Pou Chen Corp.	1.95	2,029,820
643,000		Great China Metal Industry Co., Ltd.	0.35	365,169
166,480		Nien Made Enterprise Co., Ltd.	0.24	247,388
786,000		Giant Manufacturing Co., Ltd.	1.06	1,100,918
298,000		Taiwan Fu Hsing Industrial Co., Ltd	0.25	267,448
271,887		Taiwan Hon Chuan Enterprise Co., Ltd.	0.23	236,813
				4,247,556

TOTAL INVESTMENT IN SECURITIES AT MARKET VALUE			97.82	101,896,597
(COST $115,851,692)

OTHER ASSETS (LESS LIABILITIES)..			2.18	2,267,097

NET ASSETS			100.00	$ 104,163,694

* Non-income producing: these stocks did not pay a cash dividend during the year.

At September 30, 2004, the cost of investments for U.S. federal income tax purposes was approximately equal to the cost of such investments for financial reporting purposes. At September 30, 2004, the unrealized depreciation of $13,955,095 for financial reporting purposes consisted of $2,784,013 of gross unrealized appreciation and $16,739,108 of gross unrealized depreciation.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report based on their evaluation of such disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, such internal controls.

ITEM 3. EXHIBITS.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940:

See Exhibit 99.Cert attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Taiwan Greater China Fund

By: /s/ Steven R. Champion
Name: Steven R. Champion
Title: Chief Executive Officer and President

Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven R. Champion
Name: Steven R. Champion
Title: Chief Executive Officer and President

By: /s/ Cheryl Chang
Name: Cheryl Chang
Title: Chief Financial Officer

Date: November 18, 2004